Merger Agreement and Concurrent Financing - Summary of Acquired Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Merger Agreement and Concurrent Financing [Abstract)
Cash and cash equivalents	$ 57,736
Short-term investments	15,979
Other current assets	690
Other assets	553
Accrued expenses	(9,072)
Long-term operating lease liability	(387)
Net assets acquired	$ 65,499